Operating segments	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Operating segments
16.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2023 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of
tax-exempt
net interest income and
non-interest
income to an equivalent
before-tax
basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.

	For the three months ended April 30, 2024
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$2,634	$2,261	$225	$331	$(757)	$4,694
Non-interest income (5)(6)	702	731	1,189	990	41	3,653
Total revenues	3,336	2,992	1,414	1,321	(716)	8,347
Provision for credit losses	428	566	7	5	1	1,007
Depreciation and amortization	143	142	47	62	16	410
Other non-interest expenses	1,375	1,395	848	719	(36)	4,301
Provision for income taxes	382	194	130	107	(276)	537
Net income	$1,008	$695	$382	$428	$(421)	$2,092
Net income attributable to non-controlling interests in subsidiaries	$–	$24	$2	$–	$–	$26
Net income attributable to equity holders of the Bank	$1,008	$671	$380	$428	$(421)	$2,066
Average assets ($ billions)	$445	$235	$35	$494	$202	$1,411
Average liabilities ($ billions)	$389	$183	$41	$470	$247	$1,330
(1)
Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which resulted in a lower TEB gross-up.

(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income
a
nd provision for income taxes of $
4
to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $ 57, Global Wealth Management – $5, and Other – $2.

	For the three months ended January 31, 2024
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$2,653	$2,246	$221	$354	$(701)	$4,773
Non-interest income (5)(6)	734	857	1,144	1,025	(100)	3,660
Total revenues	3,387	3,103	1,365	1,379	(801)	8,433
Provision for credit losses	378	574	5	5	–	962
Depreciation and amortization	147	143	47	62	22	421
Other non-interest expenses	1,351	1,428	815	739	(15)	4,318
Provision for income taxes	416	190	127	134	(334)	533
Net income	$1,095	$768	$371	$439	$(474)	$2,199
Net income attributable to non-controlling interests in subsidiaries	$–	$22	$3	$–	$–	$25
Net income attributable to equity holders of the Bank	$1,095	$746	$368	$439	$(474)	$2,174
Average assets ($ billions)	$445	$236	$35	$505	$202	$1,423
Average liabilities ($ billions)	$393	$184	$40	$476	$251	$1,344
(1)
Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which resulted in a lower TEB gross-up.

(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $43 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $60, Global Wealth Management – $4, and Other – $(18).

	For the three months ended April 30, 2023
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$2,342	$1,999	$209	$384	$(474)	$4,460
Non-interest income (5)(6)	786	743	1,091	968	(135)	3,453
Total revenues	3,128	2,742	1,300	1,352	(609)	7,913
Provision for credit losses	218	436	2	53	–	709
Depreciation and amortization	147	142	45	54	24	412
Other non-interest expenses	1,309	1,336	773	698	46	4,162
Provision for income taxes	399	171	124	146	(356)	484
Net income	$1,055	$657	$356	$401	$(323)	$2,146
Net income attributable to non-controlling interests in subsidiaries	$–	$21	$3	$–	$–	$24
Net income attributable to equity holders of the Bank	$1,055	$636	$353	$401	$(323)	$2,122
Average assets ($ billions)	$451	$239	$34	$488	$179	$1,391
Average liabilities ($ billions)	$367	$181	$41	$446	$278	$1,313
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $119 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $25, International Banking – $69, Global Wealth Management – $5, and Other – $(35).

	For the six months ended April 30, 2024
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$5,287	$4,507	$446	$685	$(1,458)	$9,467
Non-interest income (5)(6)	1,436	1,588	2,333	2,015	(59)	7,313
Total revenues	6,723	6,095	2,779	2,700	(1,517)	16,780
Provision for credit losses	806	1,140	12	10	1	1,969
Depreciation and amortization	290	285	94	124	38	831
Other non-interest expenses	2,726	2,823	1,663	1,458	(51)	8,619
Provision for income taxes	798	384	257	241	(610)	1,070
Net income	$2,103	$1,463	$753	$867	$(895)	$4,291
Net income attributable to non-controlling interests in subsidiaries	$–	$46	$5	$–	$–	$51
Net income attributable to equity holders of the Bank	$2,103	$1,417	$748	$867	$(895)	$4,240
Average assets ($ billions)	$445	$236	$35	$500	$201	$1,417
Average liabilities ($ billions)	$391	$183	$40	$473	$251	$1,338
(1)
Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which resulted in a lower TEB gross-up.

(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non
-in
terest
income and provision for income taxes of $47 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $117, Global Wealth Management – $9, and Other – $(16).

	For the six months ended April 30, 2023
($ millions)	Canadian Banking (1)(2)	International Banking (1)(2)	Global Wealth Management (1)	Global Banking and Markets (1)	Other (1)(3)	Total (2)
Net interest income (4)	$4,729	$3,891	$422	$838	$(857)	$9,023
Non-interest income (5)(6)	1,562	1,535	2,201	2,017	(463)	6,852
Total revenues	6,291	5,426	2,623	2,855	(1,320)	15,875
Provision for credit losses	436	840	3	68	–	1,347
Depreciation and amortization	291	281	89	107	50	818
Other non-interest expenses	2,614	2,630	1,531	1,418	24	8,217
Provision for income taxes	809	339	257	342	(158)	1,589
Net income	$2,141	$1,336	$743	$920	$(1,236)	$3,904
Net income attributable to non-controlling interests in subsidiaries	$–	$56	$5	$–	$–	$61
Net income attributable to equity holders of the Bank	$2,141	$1,280	$738	$920	$(1,236)	$3,843
Average assets ($ billions)	$450	$233	$34	$484	$185	$1,386
Average liabilities ($ billions)	$362	$175	$42	$450	$280	$1,309
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(3)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $239 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $40, International Banking – $132, Global Wealth Management – $8, and Other – $(100).